NOTE 4 - ACCOUNTS PAYABLE - RELATED PARTIES (Details) - USD ($)	1 Months Ended
	Jul. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
NOTE 4 - ACCOUNTS PAYABLE - RELATED PARTIES (Details) [Line Items]
Accounts Payable, Related Parties, Current		$ 40,415	$ 0
Accounts Payable [Member]
NOTE 4 - ACCOUNTS PAYABLE - RELATED PARTIES (Details) [Line Items]
Debt Conversion, Converted Instrument, Amount	$ 228,109